VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.1%
Australia : 11.5%
BHP Group Ltd. (ADR) † 93,874 $ 5,830,514
Evolution Mining Ltd. 111,806 357,446
Fortescue Ltd. † 91,617 1,296,705
Glencore Plc (GBP) 416,419 2,392,532
Northern Star Resources Ltd. 51,753 568,883
Rio Tinto Ltd. † 14,067 1,248,481
Rio Tinto Plc (ADR) 46,739 3,326,415
South32 Ltd. 230,865 594,204
Woodside Energy Group Ltd.
(ADR) 25,018 431,310
16,046,490
Brazil : 3.9%
Centrais Eletricas Brasileiras
SA (ADR) † 75,661 547,029
Petroleo Brasileiro SA (ADR) 34,617 456,598
Suzano SA (ADR) † 48,418 484,180
Vale SA (ADR) 170,474 1,991,136
Wheaton Precious Metals
Corp. (USD) † 18,460 1,127,537
Yara International ASA (NOK) 25,951 821,458
5,427,938
Canada : 10.4%
Agnico Eagle Mines Ltd.
(USD) 23,807 1,917,892
Alamos Gold, Inc. (USD) 23,294 464,482
Barrick Gold Corp. (USD) 83,381 1,658,448
Cameco Corp. (USD) 21,416 1,022,828
Canadian Natural Resources
Ltd. (USD) 22,558 749,151
Cenovus Energy, Inc. (USD) 19,530 326,737
Enbridge, Inc. (USD) † 31,354 1,273,286
Franco-Nevada Corp. (USD) 8,437 1,048,297
Kinross Gold Corp. (USD) 61,246 573,263
Northland Power, Inc. † 19,912 343,867
Nutrien Ltd. (USD) 56,117 2,696,983
Pan American Silver Corp.
(USD) 22,203 463,377
Pembina Pipeline Corp.
(USD) 8,708 359,118
Suncor Energy, Inc. (USD) 19,231 710,008
TC Energy Corp. (USD) 12,014 571,266
West Fraser Timber Co. Ltd.
(USD) † 4,162 405,212
14,584,215
China : 0.7%
Wilmar International Ltd.
(SGD) 410,564 1,067,543
Underline
Denmark : 1.2%
Orsted AS 144A * 10,918 724,971
Vestas Wind Systems A/S * 46,636 1,028,783
1,753,754
Finland : 1.0%
Stora Enso Oyj † 33,971 435,760
UPM-Kymmene Oyj † 29,030 974,294
1,410,054
Number
of Shares Value
France : 1.5%
TotalEnergies SE (ADR) † 33,828 $ 2,185,965
Underline
Germany : 2.6%
Bayer AG 107,490 3,646,046
Underline
India : 1.1%
Reliance Industries Ltd.
(USD) 144A (GDR) 22,102 1,540,388
Underline
Indonesia : 0.4%
Amman Mineral
Internasional PT * 860,800 528,020
Underline
Israel : 0.0%
Enlight Renewable Energy
Ltd. * 1 13
Underline
Italy : 0.4%
Eni SpA (ADR) † 19,177 581,255
Underline
Japan : 2.4%
JFE Holdings, Inc. † 36,864 497,980
Kubota Corp. 110,100 1,579,584
Nippon Steel Corp. † 41,800 941,313
Oji Holdings Corp. † 74,676 300,601
3,319,478
Liechtenstein : 0.5%
Antofagasta Plc (GBP) 24,575 664,595
Underline
Luxembourg : 0.5%
ArcelorMittal SA (USD) 26,100 685,386
Underline
Mexico : 0.7%
Grupo Mexico SAB de CV 175,064 980,348
Underline
New Zealand : 0.5%
Contact Energy Ltd. 61,773 321,106
Meridian Energy Ltd. 95,199 359,458
680,564
Norway : 1.1%
Equinor ASA (ADR) 15,801 400,239
Mowi ASA 60,787 1,094,043
1,494,282
Portugal : 0.3%
EDP Renovaveis SA * † 21,807 381,498
Underline
Russia : 0.0%
Evraz Plc (GBP) *∞ 10,824 0
Gazprom PJSC *∞ 125,520 0
GMK Norilskiy Nickel PAO ∞ 128,400 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 17 0
LUKOIL PJSC ∞ 3,739 0
Novatek PJSC ∞ 19,580 0
Novolipetsk Steel PJSC 26,910 0
PhosAgro PJSC ∞ 4,623 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
PhosAgro PJSC (USD)
(GDR) ∞ 89 0
Polyus PJSC (USD) (GDR) *∞ 1,669 0
Rosneft Oil Co. PJSC ∞ 13,000 0
Severstal PAO (USD)
(GDR) *∞ 4,118 0

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Russia (continued)
Surgutneftegas PJSC ∞ 371,430 $ 0
Tatneft PJSC (ADR) *∞ 2,680 0
0
South Africa : 2.3%
Anglo American Plc (GBP) 49,432 1,612,108
Anglogold Ashanti Plc (USD) 19,212 511,616
Gold Fields Ltd. (ADR) 44,638 685,193
Impala Platinum Holdings
Ltd. * † 64,092 360,157
3,169,074
South Korea : 0.8%
POSCO Holdings, Inc. (ADR) 16,887 1,181,921
Underline
Spain : 3.1%
Iberdrola SA 262,526 4,068,998
Repsol SA † 20,626 272,751
4,341,749
Sweden : 1.0%
Boliden AB 17,320 588,938
Holmen AB 7,225 313,404
Svenska Cellulosa AB SCA 31,006 452,903
1,355,245
Taiwan : 0.4%
China Steel Corp. 818,672 597,076
Underline
United Kingdom : 6.2%
BP Plc (ADR) 35,708 1,120,874
CNH Industrial NV (USD) 93,143 1,033,887
Shell Plc (ADR) 98,749 6,512,497
8,667,258
United States : 45.6%
AGCO Corp. 8,481 829,951
Archer-Daniels-Midland Co. 36,647 2,189,292
Bunge Global SA 12,745 1,231,677
CF Industries Holdings, Inc. 16,317 1,399,999
Cheniere Energy, Inc. 3,036 545,994
Chevron Corp. 47,419 6,983,396
ConocoPhillips 13,465 1,417,595
Corteva, Inc. 64,848 3,812,414
Darling Ingredients, Inc. * 21,782 809,419
Deere & Co. 16,825 7,021,577
Devon Energy Corp. 8,109 317,224
Diamondback Energy, Inc. 3,062 527,889
EOG Resources, Inc. 5,472 672,673
Exxon Mobil Corp. 59,589 6,985,023
First Solar, Inc. * 4,138 1,032,183
FMC Corp. 13,702 903,510
Freeport-McMoRan, Inc. 51,658 2,578,767
Halliburton Co. 8,875 257,819
Hess Corp. 3,920 532,336
Ingredion, Inc. 7,673 1,054,500
Kinder Morgan, Inc. 24,480 540,763
Louisiana-Pacific Corp. 3,831 411,679
Marathon Petroleum Corp. 4,030 656,527
Mosaic Co. 36,978 990,271
Newmont Corp. 45,292 2,420,857
NextEra Energy, Inc. 75,795 6,406,951
Nucor Corp. 8,652 1,300,742
Occidental Petroleum Corp. 8,626 444,584
Number
of Shares Value
United States (continued)
ONEOK, Inc. 6,867 $ 625,790
Phillips 66 5,108 671,447
Reliance, Inc. 2,519 728,520
Royal Gold, Inc. 2,550 357,765
Schlumberger NV 14,728 617,840
Steel Dynamics, Inc. 6,990 881,299
The Williams Companies, Inc. 14,469 660,510
Toro Co. 10,365 898,956
Tyson Foods, Inc. 29,190 1,738,556
UFP Industries, Inc. 3,184 417,773
United States Steel Corp. † 12,178 430,249
Valero Energy Corp. 3,942 532,288
Weyerhaeuser Co. 27,666 936,771
63,773,376
Total Common Stocks
(Cost: $134,069,791) 140,063,531
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $1,542,180)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,542,180 1,542,180
Total Investments: 101.2%
(Cost: $135,611,971) 141,605,711
Liabilities in excess of other assets: (1.2)% (1,707,322)
NET ASSETS: 100.0% $ 139,898,389

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
NOK Norwegian Krone
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $14,349,451.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,265,359, or 1.6% of net assets.